Note 23 Provisions Breakdown By Concepts (Details) - EUR (€) € in Millions		Jun. 30, 2026	Dec. 31, 2025
Provisions breakdown by concepts [Line Items]
Provisions for employee benefits		€ 2,096	€ 2,267
Other long term employees benefits		404	332
Legal proceedings provision		764	805
Provisions commitments and guarantees given		774	725
Other provisions	[1]	305	293
Provisions		€ 4,343	€ 4,422

[1]	(1) Individually non-significant provisions for various concepts and corresponding to different geographical areas.